PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Summary of short term provisions

Short term provisions

	2024	2023

Provision for license fee (*)	180,023	—
Provision for Competition Authority penalty (**)	3,627	5,235
Provision for Turkish Capital Markets Board fee (***)	—	76,486
Provision for legal disputes (****)	33,407	36,277

	217,057	117,998

(*)The E-Commerce Law and the E-Commerce Regulation provide an obligation for electronic commerce intermediary service providers operating in Türkiye to obtain and annually renew an e-commerce license. Therefore, the Group has calculated and recognized a provision amounting to TRY180,023 thousand for the 2024 license fee in its consolidated financial statements.

(**)In April 2021, the Turkish Competition Authority (the “TCA”) initiated an investigation against 32 companies regarding anti-competitive agreements in the labor markets (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding the Group). On 18 August 2021, the Group received a notification from the TCA stating that the Competition Board, the executive body of the TCA, had decided to initiate an investigation on 5 August 2021 against 11 companies including Hepsiburada the subject of which is same with the existing April 2021 investigation and merged these two investigations. The Group received TCA’s report on the investigation on April 18th, 2022. In the investigation report the rapporteurs are of the opinion that the Group is in violation of the Competition Law which prohibits anti-competitive agreements in the labor markets and administrative fine should be imposed. Following an oral defense meeting on 18 July 2023, the Competition Board concluded its investigation and rendered its decision on 31 July 2023, stating that the Group had violated Article 4 of the Competition Law prohibiting anti-competitive agreements. The Competition Board imposed an administrative fine in the amount of TRY3,627 thousand (with a 25% discount on early payment) on Hepsiburada for which we had recognized a provision of TRY227,535 thousand (as adjusted for inflation) in our consolidated financial statements for the year ended 31 December 2022. As of the date hereof, we have not yet received the reasoned decision from the TCA.

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

In addition, with respect to the on-site inspection conducted by the Competition Board in June 2021 in connection with the abovementioned investigation, an administrative fine in the amount of TRY58,129 thousand was imposed based on the conclusion that the on-site inspection was hindered. Subsequently, TRY43,597 thousand (historical value: TRY26,150 thousand) was paid by the Group on 11 November 2022 (reflecting a 25% discount due to an early payment), without prejudice to the Group’s right to file a lawsuit against the fine. On 12 March 2023, new legislation entered into force in Türkiye (Law No. 7440 on the Restructuring of Certain Receivables and Amendments to Certain Laws) making entities involved in administrative proceedings eligible to receive a 50% discount on any administrative fines imposed on them by the authorities, provided such entities abandoned the proceedings. To benefit from this discount, the Group abandoned its case against the Competition Authority and the Group has decided to deduct this amount from the tax debt to be paid in the amount of TRY16,428 thousand (historical value: TRY13,075 thousand, as the refund which corresponds to 50% of the administrative fine paid by the Group).

(***)The Group have initiated litigation for annulment of the Turkish Capital Markets Board (the “TCM Board”) decision regarding a fee imposed by the TCM Board on the Company. Following the IPO of the Company on the Nasdaq Stock Exchange, the TCM Board imposed a “Board registration fee” amounting to over TRY39,125 thousand, including interest accruing on this fee, attorney’s fees and the costs of the proceedings. The TCM Board fee was calculated based upon the shares sold in our IPO, including the shares sold by TurkCommerce B.V. The Company applied to the TCM Board with an objection letter on 30 July 2021. A year later, on 31 May 2022, the Company received a reply letter from the TCM Board maintaining their initial decision. The Company has initiated proceedings for annulment of the decision. The Company filed the case on 15 June 2022. The court dismissed the Company’s request for suspension of execution of the decision of the TCM Board, and the Court of First Instance dismissed the case, which was notified to the Group on 23 March 2023. The Company appealed the decision on 17 April 2023. Based on events occurring during 2022, management and legal advisors concluded that the cash outflow is probable, and therefore the Group recognized a provision amounting to TRY76,486 thousand in its consolidated financial statements, as its best estimate as at 31 December 2023.

On 4 May 2023, the request for stay of execution was rejected by the Ankara Regional Administrative Court. On 22 February 2024, the Ankara Regional Administrative Court dismissed Hepsiburada’s request to appeal. Hepsiburada appealed the decision before the Council of State on 10 March 2024.

Although the appeal is ongoing, on 19 June 2023, the TCM Board notified the Group that the Board Registration Fee should be paid in accordance with the calculation method set out by the TCM Board. The Company responded to the TCM Board with a letter on 3 July 2023, to object to the calculation method of the TCM Board. On 19 July 2023, the Company received a reply letter from the TCM Board stating that the objection of the Company was rejected. On 22 August 2023, a separate litigation for the annulment of the case was initiated by the Company before the Ankara Regional Administrative Court requesting a stay of execution of the TCM Board’s decision to reject the Company’s objection. The stay of execution request was rejected by the Ankara Regional Administrative Court on November 30, 2023 and the court ruled to dismiss the case on June 5, 2024. An appeal against the dismissal of the case, regarding the calculation method, was filed on June 28, 2024, and is still under review as of the date of this annual report. Despite the ongoing appeal, the TCMB required payment of the Board Fee, stating the appeal does not suspend execution. Accordingly, TRY60.1 million was paid on August 28, 2024, and an updated issuance document was submitted on September 3, 2024, which the TCMB approved on September 16, 2024, acknowledging the payment.

(****)Legal disputes mainly comprise labour lawsuits claimed against the Group.

Summary of movements in provisions

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

The movements in provisions for the years ended 31 December 2024 and 2023 are as follows:

		Current	Paid	Foreign
	1 January	year	during	exchange	Monetary	31 December
	2024	charge/(reverse)	the year	valuation	gain	2024

License fee	—	180,023	—	—	—	180,023
Provision for Turkish Capital Markets Board fee	76,486	—	(60,078)	—	(16,408)	—
Competition Authority penalty	5,235	—	—	—	(1,608)	3,627
Legal disputes	36,277	18,211	(9,276)	—	(11,805)	33,407

	117,998	198,234	(69,354)	—	(29,821)	217,057

		Current	Paid	Foreign
	1 January	year	during	exchange	Monetary	31 December
	2023	charge/(reverse)	the year	valuation	gain	2023

Settlement of legal Proceedings (*)	619,425	—	(561,333)	21,371	(79,463)	—
Provision for Turkish Capital Markets Board fee	56,488	34,691	—	17,172	(31,865)	76,486
Competition Authority penalty	227,535	(182,768)	—	—	(39,532)	5,235
Legal disputes	36,305	26,860	(8,651)	—	(18,237)	36,277

	939,753	(121,217)	(569,984)	38,543	(169,097)	117,998

(*)On 28 September 2021, a shareholder filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the Supreme Court of the State of New York. The plaintiff asserted a cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

On 21 October 2021, an alleged holder of the Company’s American Depositary Shares’ filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the United States District Court for the Southern District of New York. The plaintiff asserted a cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

On 20 April 2023, the United States District Court for the Southern District of New York issued an order granting the plaintiffs’ motion for preliminary approval of the Settlement, and later issued a final approval during a fairness hearing held on 1 August 2023. In May 2023, following preliminary approval of the Settlement by the United States District Court Southern District of New York, the Company paid TRY561,333 thousand (USD13,900 thousand) into an escrow account in accordance with the terms of the Settlement Agreement. The State Court Action was dismissed by the state court with prejudice on 22 September 2023, and the appeal period regarding the State Court Action expired. As a result, both of the Actions have been finally resolved without admission of any wrongdoing.

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

According to a contribution agreement entered into between the Company and TurkCommerce B.V. on 28 September 2023, TurkCommerce B.V. agreed to contribute TRY175,882 thousand (USD3,975 thousand) towards the settlement amount and the Company agreed to purchase 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. against payment of TRY245,217 thousand (USD5,732 thousand) which was partially offset by the TRY175,882 thousand settlement contribution amount owed by TurkCommerce B.V. The share buyback was approved by the Board of Directors on 22 August 2023. The transaction regarding acquisition of 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. was completed on 18 October 2023.